Investment Strategy	May 31, 2026
Voya Global Income and Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that the Fund believes have potential for income, growth, or both. For purposes of this 80% policy, income means investments or instruments of any kind that are expected to produce income, including, without limitation, those that pay dividends and/or interest, whether in cash or in kind; that generate premiums; that are issued at a discount; or that otherwise generate or result in income for the Fund. For purposes of this 80% policy, growth means investments that are expected to generate capital appreciation.The Fund invests its assets (expressed as a percentage of its net assets) across asset classes approximately as follows (the “Target Allocation”): 33% in high-yield securities (excluding convertible securities), 33% in convertible securities (regardless of any credit rating assigned to the security), and 33% in equity securities and/or written covered call options on equity securities. This allocation is a target, and the Fund's allocation could change substantially due to portfolio manager decisions or as the investments’ asset values change due to market movements. On an ongoing basis, the actual mix of the Fund’s assets may deviate from the Target Allocation. The Fund's Target Allocation may be changed, at any time, by the sub-adviser (the “Sub-Adviser”). The Fund invests in securities of issuers in a number of different countries, including the United States. The Fund may invest in the securities of issuers located in developing and emerging market countries, including securities of such issuers that are traded on a U.S. stock exchange, and in American Depositary Receipts, when consistent with the Fund’s investment objective. Countries with developing and emerging markets include most countries in the world except Australia, Canada, Hong Kong, Israel, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Securities may be denominated in foreign (non-U.S.) currencies or in U.S. dollars. The Fund may hedge its exposure to instruments denominated in foreign (non-U.S.) currencies. The Sub-Adviser identifies companies by utilizing a fundamental, bottom-up research process that seeks to facilitate early identification of issuers that the Sub-Adviser believes demonstrate the ability to improve their fundamental characteristics. The Sub-Adviser then determines which asset class it believes has the potential to provide the optimal total return opportunity, subject to market conditions. For purposes of the Fund’s investments in high-yield securities, “high-yield securities” are instruments rated below investment grade by nationally recognized statistical rating organizations (“NRSROs”) ( e.g. , rated Ba1 or below by Moody’s Ratings, or BB+ or below by S&P Global Ratings or Fitch Ratings, Inc.) (sometimes referred to as “high-yield bonds” or “junk bonds”). Split rated debt instruments (debt instruments that receive different ratings from two or more NRSROs) are valued as follows: if three NRSROs rate a debt instrument, the debt instrument will be considered to have the median credit rating; if two of the three NRSROs rate a debt instrument, the debt instrument will be considered to have the lower credit rating of the two provided. The Fund may invest in issuers of any market capitalization. In addition to publicly-traded equity securities, the Fund may invest a significant portion of its assets in private placement securities (including Rule 144A and Regulation S securities). The Fund may also employ a strategy of writing call options on common stock to seek to enhance the Fund’s distributions and reduce overall portfolio risk. The Fund may invest in synthetic convertible instruments by combining debt instruments with a basket of warrants, or options or other derivatives that together produce the economic characteristics similar to a conventional convertible security. Additionally, the Fund may invest in structured notes or equity-linked securities that provide economic exposure similar to a convertible security. Convertible preferred securities, including mandatory and perpetual preferred securities, may also be used to gain convertible exposure. From time to time, the Fund may also acquire warrants, options, or equity securities as a result of company restructurings. The Fund may also invest in other derivative instruments, including, without limitation, foreign currency exchange contracts, options, and stock index futures contracts. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors in considering potential investments where the Sub-Adviser believes one or more of those factors might have such an effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, income means investments or instruments of any kind that are expected to produce income, including, without limitation, those that pay dividends and/or interest, whether in cash or in kind; that generate premiums; that are issued at a discount; or that otherwise generate or result in income for the Fund. For purposes of this 80% policy, growth means investments that are expected to generate capital appreciation.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Sub-Adviser identifies companies by utilizing a fundamental, bottom-up research process that seeks to facilitate early identification of issuers that the Sub-Adviser believes demonstrate the ability to improve their fundamental characteristics. The Sub-Adviser then determines which asset class it believes has the potential to provide the optimal total return opportunity, subject to market conditions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that the Fund believes have potential for income, growth, or both.
Voya VACS Series LCC Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests approximately 50% of its assets in equity securities of large-capitalization growth companies and approximately 50% of its assets in equity securities of large-capitalization value companies. In addition, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to large-capitalization companies. For purposes of this 80% policy, large-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 1000® Index (the “Index”). The allocation between equity securities of large-capitalization growth companies and equity securities of large-capitalization value companies will generally be rebalanced monthly, but may fluctuate over time, including significantly, in response to changing market conditions. The market capitalization of companies within the Index will change with market conditions. As of June 30, 2026, the market capitalization of companies within the Index ranged from $2.3 billion to $4.8 trillion. Equity securities in which the Fund invests include, but are not limited to, common stock, preferred stock, warrants, and convertible securities. The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. Growth Investment Process Voya Investment Management Co. LLC (the “Sub-Adviser”) uses a security selection process that combines quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the securities of companies that exhibit strong business momentum and relative price strength, and which have a perceived value by the Sub-Adviser that is not reflected in the current price. The fundamental security analysis is intended to confirm the persistence of the company’s revenue and earnings growth and validate the Sub-Adviser’s expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser. Value Investment Process The Sub-Adviser seeks to construct a portfolio of value equity securities with a dividend yield at or above the average dividend yield of the companies included in the Index. The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following: •an above-average dividend yield, and stability and growth of the dividend; and •market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies). In the value investment process, the Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.The Fund may also invest in derivative instruments which include, but are not limited to, futures or index futures that have a similar investment profile to the Index. The Fund typically uses derivative instruments to maintain equity exposure on its cash balance. The Fund may invest in foreign (non-U.S.) securities, including companies located in countries with developing and emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities. As of the date of this Prospectus, countries with developing and emerging securities markets include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, the United Kingdom, the United States, and most of the countries of western Europe. The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, large-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 1000® Index (the “Index”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Voya Investment Management Co. LLC (the “Sub-Adviser”) uses a security selection process that combines quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the securities of companies that exhibit strong business momentum and relative price strength, and which have a perceived value by the Sub-Adviser that is not reflected in the current price. The fundamental security analysis is intended to confirm the persistence of the company’s revenue and earnings growth and validate the Sub-Adviser’s expectations for earnings estimate revisions, particularly relative to consensus estimates.The Sub-Adviser seeks to construct a portfolio of value equity securities with a dividend yield at or above the average dividend yield of the companies included in the Index. The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following: •an above-average dividend yield, and stability and growth of the dividend; and •market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies). In the value investment process, the Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In addition, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to large-capitalization companies.
Voya VACS Series MCV Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to mid-capitalization value companies. For purposes of this 80% policy, mid-capitalization value companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell Midcap® Index or the S&P MidCap 400® Index and that the Fund believes are undervalued by the market, trade for less than their intrinsic value, or pay dividends.The market capitalization of companies within the indices will change with market conditions. As of June 30, 2026, the market capitalization of companies within the Russell Midcap® Index ranged from $2.3 billion to $92.7 billion, and the market capitalization of companies within the S&P MidCap 400® Index ranged from $1.8 billion to $32.9 billion. The Fund expects to invest primarily in common stock of U.S.-based companies, but may also invest in securities of foreign (non-U.S.) companies. The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may also invest in derivative instruments including, without limitation, futures, as a substitute for securities in which the Fund can invest, for cash management, and/or to seek to enhance returns in the Fund. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Investment Adviser allocates the Fund’s assets to different sub-advisers. When selecting sub-advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub-adviser, its personnel, and its fit with other sub-advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance (“ESG”) factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser’s evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser’s decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and ETFs to implement its investment process. Victory Capital Management Inc. (“Victory Capital”) and Voya Investment Management Co. LLC (“Voya IM”) (each, a “Sub-Adviser” and together, the “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets. Victory Capital Victory Capital invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below Victory Capital’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. Victory Capital may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate. Voya IM To manage its portion of the Fund’s assets, Voya IM employs a “passive management” approach designed to track the performance of a custom index created by FTSE Russell for Voya IM, the Russell Midcap® Value Select Factor Index (the “Index”). The Index is designed to capture exposure to a broad set of five factors that contribute to equity market performance. These five factors are Low Volatility, Momentum, Quality, Size, and Value. As a result of the five factor selection process, the Index may be focused in one or more sectors, which may change from time to time. As of June 30, 2026, a portion of the Index was focused in the financials and industrials sectors. Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings, consistent with that of the Index. The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in ETFs, stock index futures, and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. Voya IM may sell securities for a variety of reasons, such as to rebalance and reconstitute its investments in connection with such changes in the Index, secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, mid-capitalization value companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell Midcap® Index or the S&P MidCap 400® Index and that the Fund believes are undervalued by the market, trade for less than their intrinsic value, or pay dividends.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Victory Capital invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below Victory Capital’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to mid-capitalization value companies.
Class A C I R R6 and W Shares [Member] | Voya Corporate Leaders 100 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to the 100 constituent companies included in the S&P 100 Index (the “Index”). For purposes of this 80% policy, the 100 constituent companies included in the Index are referred to as the Corporate Leaders 100.The Index, a subset of the S&P 500® Index, is weighted by float-adjusted market capitalization and generally consists of the largest and most stable companies of the S&P 500® Index that have listed options. Sector balance is also considered in the selection of companies for the Index. The market capitalization of companies within the Index will change with market conditions. As of June 30, 2026, the market capitalization of companies within the Index ranged from $60.8 billion to $4.8 trillion. Under normal circumstances, the Fund invests primarily in equity securities of issuers included in the Index. Equity securities include, without limitation, common and preferred stocks, warrants, and convertible securities. The Fund may also invest in derivative instruments including, without limitation, futures. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset. The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Fund’s investment strategy follows a strict rules-based approach. Under normal circumstances, the Index securities are equally weighted in the Fund's investment portfolio at the beginning of each calendar quarter, meaning that the securities of each constituent company included in the Index would represent approximately 1% of the Fund's investment portfolio. This approach seeks to increase performance potential and tends to overweight undervalued securities. If a security is underperforming the S&P 500® Index and the S&P 500® Index is (i) positive on an intra-quarter basis, the security will typically be sold when it declines by 30% or more, irrespective of the percentage difference versus the S&P 500® Index; or (ii) negative on an intra-quarter basis, the security will typically be sold when it underperforms the S&P 500® Index by 30% or more. If a security is outperforming the S&P 500® Index, it will typically be reduced to 1% of the Fund’s investment portfolio when it outperforms the S&P 500® Index by 50% or more on an intra-quarter basis. In response to adverse market, economic, political, or other unusual conditions, the Investment Adviser may determine not to sell certain securities, if the value of those securities decline more than 30% relative to the S&P 500® Index overall, based on the circumstances. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, the 100 constituent companies included in the Index are referred to as the Corporate Leaders 100.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index, a subset of the S&P 500® Index, is weighted by float-adjusted market capitalization and generally consists of the largest and most stable companies of the S&P 500® Index that have listed options. Sector balance is also considered in the selection of companies for the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to the 100 constituent companies included in the S&P 100 Index (the “Index”).
Class A C I R R6 and W Shares [Member] | Voya Large-Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to large-capitalization growth companies. For purposes of this 80% policy, large-capitalization growth companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 1000® Growth Index (the “Index”) and that the Fund expects to generate capital appreciation.The market capitalization of companies within the Index will change with market conditions. As of June 30, 2026, the market capitalization of companies within the Index ranged from $2.5 billion to $4.8 trillion. Under normal circumstances, the Fund invests in equity securities issued by large-capitalization growth companies. Equity securities in which the Fund invests include, but are not limited to, common stock, preferred stock, warrants, and convertible securities. The Fund is non-diversified, which means that it may invest a significant portion of its assets in a single issuer. In managing the Fund, the sub-adviser ( the “Sub-Adviser”) uses a stock selection process that combines quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the stocks of companies that exhibit strong business momentum and relative price strength, and which have a perceived value by the Sub-Adviser that is not reflected in the current price. The fundamental security analysis is intended to confirm the persistence of the company's revenue and earnings growth, and validate the Sub-Adviser’s expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser. The Fund may also invest in derivative instruments which include, but are not limited to, futures or index futures that have a similar investment profile to the Index. The Fund typically uses derivative instruments to maintain equity exposure on its cash balance. The Fund may also invest up to 25% of its assets in foreign (non-U.S.) securities. The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, large-capitalization growth companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 1000® Growth Index (the “Index”) and that the Fund expects to generate capital appreciation.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In managing the Fund, the sub-adviser ( the “Sub-Adviser”) uses a stock selection process that combines quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the stocks of companies that exhibit strong business momentum and relative price strength, and which have a perceived value by the Sub-Adviser that is not reflected in the current price. The fundamental security analysis is intended to confirm the persistence of the company's revenue and earnings growth, and validate the Sub-Adviser’s expectations for earnings estimate revisions, particularly relative to consensus estimates.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to large-capitalization growth companies.
Class A C I R R6 and W Shares [Member] | Voya Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to large-capitalization value companies. For purposes of this 80% policy, large-capitalization value companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 1000® Value Index (the “Index”) and that the Fund believes are undervalued by the market, trade for less than their intrinsic value, or pay dividends.The market capitalization of companies within the Index will change with market conditions. As of June 30, 2026, the market capitalization of companies within the Index ranged from $2.6 billion to $4.2 trillion. Equity securities in which the Fund invests include, but are not limited to, common stock, preferred stock, warrants, and convertible securities. The sub-adviser (the “Sub-Adviser”) seeks to construct a portfolio of securities with a dividend yield at or above the average dividend yield of the companies included in the Index. The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following: •an above-average dividend yield, and stability and growth of the dividend; and •market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies). The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.The Fund may invest in foreign (non-U.S.) securities, including companies located in countries with developing and emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities. As of the date of this prospectus, countries with developing and emerging securities markets include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, the United Kingdom, the United States, and most of the countries of western Europe. The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, large-capitalization value companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 1000® Value Index (the “Index”) and that the Fund believes are undervalued by the market, trade for less than their intrinsic value, or pay dividends.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The sub-adviser (the “Sub-Adviser”) seeks to construct a portfolio of securities with a dividend yield at or above the average dividend yield of the companies included in the Index. The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following: •an above-average dividend yield, and stability and growth of the dividend; and •market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies). The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to large-capitalization value companies.
Class A C I R R6 and W Shares [Member] | Voya MI Dynamic Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to small-capitalization companies. For purposes of this 80% policy, small-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2000® Index (the “Index”) or the S&P SmallCap 600® Index.The market capitalization of companies within the indices will change with market conditions. As of June 30, 2026, the market capitalization of companies within the Index ranged from $8.5 million to $14.2 billion, and the market capitalization of companies within the S&P SmallCap 600® Index ranged from $537.0 million to $13.5 billion. In managing the Fund, the sub-adviser (the “Sub-Adviser”) invests in a portfolio of common stocks of small-capitalization companies that it believes have the potential to outperform the Index over the long term. The Sub-Adviser uses quantitative methods, including machine learning- based artificial intelligence ( “ AI ” ) models, to select securities for potential investment and to support portfolio trading. As part of the securities selection process, the AI models analyze a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases and news articles). The AI model is designed to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically been correlated with outperformance. The Sub-Adviser utilizes a dynamic portfolio construction process and trades opportunistically based on the AI models’ selections; such trading may be frequent. The Sub-Adviser may also use other AI techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser review the AI models’ selections, oversee the operation of all quantitative methods, and seek to mitigate a number of risks the models might pose, including lack of transparency regarding the bases for the models' selections and any biases or operational deficiencies in the models that are identified.The Fund may invest in derivative instruments including, but not limited to, put and call options. The Fund may use derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Fund. The Fund may invest, to a limited extent, in foreign (non-U.S.) stocks and depositary receipts. The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, small-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2000® Index (the “Index”) or the S&P SmallCap 600® Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In managing the Fund, the sub-adviser (the “Sub-Adviser”) invests in a portfolio of common stocks of small-capitalization companies that it believes have the potential to outperform the Index over the long term. The Sub-Adviser uses quantitative methods, including machine learning- based artificial intelligence ( “ AI ” ) models, to select securities for potential investment and to support portfolio trading. As part of the securities selection process, the AI models analyze a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases and news articles). The AI model is designed to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically been correlated with outperformance. The Sub-Adviser utilizes a dynamic portfolio construction process and trades opportunistically based on the AI models’ selections; such trading may be frequent. The Sub-Adviser may also use other AI techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser review the AI models’ selections, oversee the operation of all quantitative methods, and seek to mitigate a number of risks the models might pose, including lack of transparency regarding the bases for the models' selections and any biases or operational deficiencies in the models that are identified.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to small-capitalization companies.
Class A C I R R6 and W Shares [Member] | Voya MidCap Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to mid-capitalization companies. For purposes of this 80% policy, mid-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell Midcap® Growth Index (the “Index”).The Fund normally invests in companies that the sub-adviser (the “Sub-Adviser”) believes have above average prospects for growth. The market capitalization of companies within the Index will change with market conditions. As of June 30, 2026, the market capitalization of companies within the Index ranged from $2.5 billion to $92.7 billion. In managing the Fund, the Sub-Adviser uses a stock selection process that combines quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the stocks of companies that exhibit strong business momentum and relative price strength, and which have a perceived value by the Sub-Adviser that is not reflected in the current price. The fundamental security analysis is intended to confirm the persistence of the company's revenue and earnings growth and validate the Sub-Adviser's expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser. The Fund may also invest in derivative instruments, which include, but are not limited to, futures or index futures that have a similar profile to the Index. The Fund typically uses derivative instruments to maintain equity market exposure on its cash balance. The Fund may also invest in foreign (non-U.S.) securities. The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser's decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, mid-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell Midcap® Growth Index (the “Index”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund normally invests in companies that the sub-adviser (the “Sub-Adviser”) believes have above average prospects for growth. The market capitalization of companies within the Index will change with market conditions. As of June 30, 2026, the market capitalization of companies within the Index ranged from $2.5 billion to $92.7 billion. In managing the Fund, the Sub-Adviser uses a stock selection process that combines quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the stocks of companies that exhibit strong business momentum and relative price strength, and which have a perceived value by the Sub-Adviser that is not reflected in the current price. The fundamental security analysis is intended to confirm the persistence of the company's revenue and earnings growth and validate the Sub-Adviser's expectations for earnings estimate revisions, particularly relative to consensus estimates.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to mid-capitalization companies.
Class A C I R R6 and W Shares [Member] | Voya Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to small-capitalization growth companies. For purposes of this 80% policy, small-capitalization growth companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2000® Index (the “Index”) and that the Fund expects to generate capital appreciation.The market capitalization of companies within the Index will change with market conditions. As of June 30, 2026, the market capitalization of companies within the Index ranged from $8.5 million to $14.2 billion. As of June 30, 2026, the average weighted market capitalization of the Fund was $21.4 billion, while the average weighted market capitalization of the Index was $4.1 billion. The sub-adviser (the “Sub-Adviser”) uses fundamental research in an effort to identify smaller, lesser-known companies with the potential for superior earnings growth and sustainable valuations. The Sub-Adviser’s intensive bottom-up, fundamental research drives stock selection, which the Sub-Adviser believes is key to seeking excess returns.Most of the Fund’s assets will be invested in U.S. common stock that the Sub-Adviser expects will experience long-term, above average earnings growth. The Fund may, at times, invest a significant portion of its assets (greater than 25%) in specific sectors of the economy, such as in the technology and health care sectors. The Fund may also invest up to 20% of its net assets in equity securities of foreign (non-U.S.) issuers, including issuers located in emerging markets that are American Depositary Receipts or traded on a U.S. stock exchange, when consistent with the Fund’s investment objective. Countries with developing and emerging markets include most countries in the world except Australia, Canada, Hong Kong, Israel, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, small-capitalization growth companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2000® Index (the “Index”) and that the Fund expects to generate capital appreciation.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The sub-adviser (the “Sub-Adviser”) uses fundamental research in an effort to identify smaller, lesser-known companies with the potential for superior earnings growth and sustainable valuations. The Sub-Adviser’s intensive bottom-up, fundamental research drives stock selection, which the Sub-Adviser believes is key to seeking excess returns.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to small-capitalization growth companies.
Class A C I R and W Shares [Member] | Voya MI Dynamic SMID Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to small- to mid-capitalization companies. For purposes of this 80% policy, small- to mid-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2500TM Index (the “Index”).The market capitalization of companies within the Index will change with market conditions. As of June 30, 2026, the market capitalization of companies within the Index ranged from $8.5 million to $30.6 billion. In managing the Fund, the sub-adviser (the “Sub-Adviser”) invests in a portfolio of common stocks of small- to mid-capitalization companies that it believes have the potential to outperform the Index over the long term. The Sub-Adviser uses quantitative methods, including machine learning-based artificial intelligence (“AI”) models, to select securities for potential investment and to support portfolio trading. As part of the securities selection process, the AI models analyze a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases and news articles). The AI model is designed to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically been correlated with outperformance. The Sub-Adviser utilizes a dynamic portfolio construction process and trades opportunistically based on the AI models’ selections; such trading may be frequent. The Sub-Adviser may also use other AI techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser review the AI models’ selections, oversee the operation of all quantitative methods, and seek to mitigate a number of risks the models might pose, including lack of transparency regarding the bases for the models' selections and any biases or operational deficiencies in the models that are identified.The Fund may invest in derivative instruments including, but not limited to, put and call options. The Fund may use derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Fund. The Fund may invest, to a limited extent, in foreign (non-U.S.) stocks and depositary receipts. The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, small- to mid-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2500TM Index (the “Index”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In managing the Fund, the sub-adviser (the “Sub-Adviser”) invests in a portfolio of common stocks of small- to mid-capitalization companies that it believes have the potential to outperform the Index over the long term. The Sub-Adviser uses quantitative methods, including machine learning-based artificial intelligence (“AI”) models, to select securities for potential investment and to support portfolio trading. As part of the securities selection process, the AI models analyze a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases and news articles). The AI model is designed to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically been correlated with outperformance. The Sub-Adviser utilizes a dynamic portfolio construction process and trades opportunistically based on the AI models’ selections; such trading may be frequent. The Sub-Adviser may also use other AI techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser review the AI models’ selections, oversee the operation of all quantitative methods, and seek to mitigate a number of risks the models might pose, including lack of transparency regarding the bases for the models' selections and any biases or operational deficiencies in the models that are identified.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to small- to mid-capitalization companies.
Class I Shares [Member] | Voya Multi-Manager Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to mid-capitalization value companies. For purposes of this 80% policy, mid-capitalization value companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell Midcap® Index or the S&P MidCap 400® Index and that the Fund believes are undervalued by the market, trade for less than their intrinsic value, or pay dividends.The market capitalization of companies within the indices will change with market conditions. As of June 30, 2026, the market capitalization of companies within the Russell Midcap® Index ranged from $2.3 billion to $92.7 billion, and the market capitalization of companies within the S&P MidCap 400® Index ranged from $1.8 billion to $32.9 billion. The Fund expects to invest primarily in common stock of U.S.-based companies, but may also invest in securities of foreign (non-U.S.) companies. The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may also invest in derivative instruments including, without limitation, futures, as a substitute for securities in which the Fund can invest, for cash management, and/or to seek to enhance returns in the Fund. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Investment Adviser allocates the Fund’s assets to different sub-advisers. When selecting sub-advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub-adviser, its personnel, and its fit with other sub-advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance (“ESG”) factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser’s evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser’s decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and ETFs to implement its investment process. Victory Capital Management Inc. (“Victory Capital”) and Voya Investment Management Co. LLC (“Voya IM”) (each, a “Sub-Adviser” and together, the “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets. Victory Capital Victory Capital invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below Victory Capital’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. Victory Capital may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate. Voya IM To manage its portion of the Fund’s assets, Voya IM employs a “passive management” approach designed to track the performance of a custom index created by FTSE Russell for Voya IM, the Russell Midcap® Value Select Factor Index (the “Index”). The Index is designed to capture exposure to a broad set of five factors that contribute to equity market performance. These five factors are Low Volatility, Momentum, Quality, Size, and Value. As a result of the five factor selection process, the Index may be focused in one or more sectors, which may change from time to time. As of June 30, 2026, a portion of the Index was focused in the financials and industrials sectors. Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings, consistent with that of the Index. The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in ETFs, stock index futures, and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. Voya IM may sell securities for a variety of reasons, such as to rebalance and reconstitute its investments in connection with such changes in the Index, secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, mid-capitalization value companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell Midcap® Index or the S&P MidCap 400® Index and that the Fund believes are undervalued by the market, trade for less than their intrinsic value, or pay dividends.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Victory Capital invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below Victory Capital’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to mid-capitalization value companies.